Label	Element	Value
GuidePath® Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001504079_SupplementTextBlock	GPS FUNDS II GuidePath® Growth Allocation Fund SUPPLEMENT TO THE PROSPECTUS DATED JULY 31, 2016 The date of this supplement is June 1, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	GuidePath® Growth Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1. The fourth sentence in the fifth paragraph of the "Principal Investment Strategies of the Fund" section of the Prospectus for the GuidePath® Growth Allocation Fund (the "Fund") is amended as follows:

Under normal market conditions, the Fund is expected to allocate approximately 98% of its assets to equity securities or investments that provide exposure to equity securities and 2% of its assets to fixed income securities or investments that provide exposure to fixed income securities, including cash equivalents.

 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE